Fixed Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.23
Number Outstanding	245,000
Remaining Contractual Life	2 years
Exercise Price Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.05
Number Outstanding	100,000
Remaining Contractual Life	9 months 18 days
Exercise Price Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.25
Number Outstanding	137,500
Remaining Contractual Life	2 years 10 months 24 days
Exercise Price Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 15.30
Number Outstanding	7,500
Remaining Contractual Life	3 years 1 month 6 days